Net sales - Schedule of net sales to external customers and net sales by region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical information
Net sales	€ 19,889	€ 19,220	€ 21,138
Network Infrastructure
Geographical information
Net sales	7,986	6,518	6,917
Cloud and Network Services
Geographical information
Net sales	2,606	2,589	2,728
Mobile Networks
Geographical information
Net sales	7,806	8,158	10,289
Nokia Technologies
Geographical information
Net sales	1,501	1,928	1,085
Group Common and Other
Geographical information
Net sales	(10)	27	119
Americas
Geographical information
Net sales	6,985	6,276	6,779
Americas | Network Infrastructure
Geographical information
Net sales	3,688	2,726	2,813
Americas | Cloud and Network Services
Geographical information
Net sales	1,120	1,153	1,263
Americas | Mobile Networks
Geographical information
Net sales	2,182	2,396	2,661
Latin America
Geographical information
Net sales	784	895	1,046
North America
Geographical information
Net sales	6,201	5,381	5,733
APAC
Geographical information
Net sales	4,639	4,549	6,436
APAC | Network Infrastructure
Geographical information
Net sales	1,648	1,426	1,580
APAC | Cloud and Network Services
Geographical information
Net sales	529	517	511
APAC | Mobile Networks
Geographical information
Net sales	2,464	2,593	4,322
Greater China
Geographical information
Net sales	913	1,134	1,303
India
Geographical information
Net sales	1,534	1,373	2,842
Rest of APAC
Geographical information
Net sales	2,192	2,042	2,291
EMEA
Geographical information
Net sales	8,265	8,395	7,923
EMEA | Network Infrastructure
Geographical information
Net sales	2,650	2,366	2,524
EMEA | Cloud and Network Services
Geographical information
Net sales	957	919	954
EMEA | Mobile Networks
Geographical information
Net sales	3,160	3,169	3,306
Europe
Geographical information
Net sales	6,165	6,362	5,873
Middle East & Africa
Geographical information
Net sales	€ 2,100	€ 2,033	€ 2,050